Nature of Business and Basis of Presentation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 19, 2020	Jun. 17, 2020	Jun. 30, 2018	Jun. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Class Of Stock [Line Items]
Entity incorporation, date of incorporation					Mar. 20, 2018
Common stock, shares authorized		300,000,000		300,000,000	300,000,000	50,000,000	300,000,000
Common stock, par value		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized		10,000,000		10,000,000	10,000,000	50,000,000	0
Preferred stock par value		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Aggregate gross proceeds from the initial closing of offering			$ 48,400		$ 60,482
2020 Stock Option and Incentive Plan
Class Of Stock [Line Items]
Number of common stock reserved for issuance		2,930,836
Common Stock
Class Of Stock [Line Items]
Common stock shares issued under common membership interests		31,627,139
Aggregate number of common stock forfeited and surrendered for cancellation		4,000,000
Common stock held by pre-merger stockholders		5,000,000
Shares of common stock sold				12,096,442
Common Stock | 2020 Stock Option and Incentive Plan
Class Of Stock [Line Items]
Number of common stock reserved for issuance				2,930,836	2,930,836
Common Stock | Blockers
Class Of Stock [Line Items]
Common stock shares issued under equity interest		7,428,217
Common Stock | Private Placement Offering
Class Of Stock [Line Items]
Shares of common stock sold	12,096,442				12,096,442
Purchase price per share	$ 5.00			$ 5.00	$ 5.00
Aggregate gross proceeds from the initial closing of offering	$ 60,500
Placement agent fees and expenses	$ 6,900
Common Stock | Private Placement Offering | Maximum
Class Of Stock [Line Items]
Shares of common stock sold	14,000,000				14,000,000